STATEMENT OF INVESTMENTS
BNY Mellon Global Real Return Fund

January 31, 2020 (Unaudited)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 38.3%
Argentina - .4%
Argentina, Sr. Unscd. Bonds		6.88	4/22/2021	24,049,000		12,863,810
Australia - 2.9%
Australia, Sr. Unscd. Bonds, Ser. 144	AUD	3.75	4/21/2037	7,778,000		7,210,464
Australia, Sr. Unscd. Bonds, Ser. 147	AUD	3.25	6/21/2039	27,531,000		24,392,346
Australia, Sr. Unscd. Bonds, Ser. 150	AUD	3.00	3/21/2047	60,011,000		53,168,191
New South Wales, Govt. Gtd. Notes	AUD	3.52	11/20/2025	6,226,300		6,480,978
Treasury Corp. of Victoria, Govt. Gtd. Notes	AUD	4.25	12/20/2032	4,474,000		3,935,812
Treasury Corp. of Victoria, Govt. Gtd. Notes	AUD	5.50	11/17/2026	2,943,000		2,539,569
					97,727,360
Azerbaijan - .2%
Republic of Azerbaijan, Sr. Unscd. Notes		4.75	3/18/2024	6,376,000		6,886,692
Canada - 1.3%
Canada Housing Trust No. 1, Govt. Gtd. Bonds	CAD	2.35	6/15/2027	55,555,000	[b]	44,017,493
Colombia - .7%
Colombia, Bonds	COP	6.00	4/28/2028	15,017,800,000		4,495,057
Colombia, Bonds	COP	7.50	8/26/2026	64,072,400,000		20,832,294
					25,327,351
Costa Rica - .2%
Costa Rica, Sr. Unscd. Notes		4.25	1/26/2023	6,789,000		6,876,748
Ethiopia - .1%
Ethiopia, Sr. Unscd. Notes		6.63	12/11/2024	3,995,000		4,325,275
France - 1.4%
Altice France, Sr. Scd. Notes		7.38	5/1/2026	10,108,000	[b]	10,771,590
BNP Paribas, Jr. Sub. Bonds	EUR	6.13	6/17/2022	3,045,000		3,765,733
BNP Paribas, Jr. Sub. Notes		7.38	8/19/2025	10,352,000		12,035,183
Electricite de France, Jr. Sub. Notes	GBP	6.00	1/29/2026	800,000		1,191,634
Societe Generale, Jr. Sub. Bonds		7.88	12/18/2023	10,538,000		11,915,264
Societe Generale, Jr. Sub. Notes		8.00	9/29/2025	6,932,000	[b]	8,245,233
					47,924,637
Germany - .6%
Bundesrepublik Deutschland Bundesanleihe, Bonds	EUR	0.25	8/15/2028	2,205,533		2,614,455
Bundesrepublik Deutschland Bundesanleihe, Bonds	EUR	1.25	8/15/2048	1,841,495		2,750,644

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a] Value ($)
Bonds and Notes - 38.3% (continued)
Germany - .6% (continued)
Infineon Technologies, Jr. Sub. Bonds	EUR	3.63	1/1/2028	6,500,000	7,608,727
Infineon Technologies, Jr. Sub. Notes	EUR	2.88	1/1/2025	5,300,000	6,094,027
					19,067,853
Hungary - 2.0%
Hungary, Bonds	HUF	3.00	8/21/2030	9,709,020,000	34,884,602
Hungary, Bonds, Ser. 25/B	HUF	5.50	6/24/2025	8,434,190,000	34,020,610
					68,905,212
India - .1%
National Highways Authority of India, Sr. Unscd. Bonds	INR	7.30	5/18/2022	160,000,000	2,245,934
Indonesia - .8%
Indonesia, Sr. Unscd. Bonds, Ser. FR72	IDR	8.25	5/15/2036	327,387,000,000	25,830,846
Italy - .5%
Intesa Sanpaolo, Gtd. Notes		7.70	9/17/2025	9,506,000	[b] 10,665,209
UniCredit, Jr. Sub. Bonds		8.00	6/3/2024	5,625,000	6,251,018
					16,916,227
Jersey - .3%
CPUK Finance, Scd. Bonds	GBP	4.25	8/28/2022	7,387,000	9,971,150
Luxembourg - .2%
Summer BC Holdco B, Sr. Scd. Bonds	EUR	5.75	10/31/2026	6,583,000	7,640,951
Mexico - 1.7%
Mexican Bonos, Bonds, Ser. M	MXN	7.75	5/29/2031	546,003,100	31,292,562
Mexican Bonos, Bonds, Ser. M20	MXN	7.50	6/3/2027	209,481,900	11,659,723
Mexican Bonos, Bonds, Ser. M20	MXN	10.00	12/5/2024	243,487,200	14,724,046
Mexico, Sr. Unscd. Bonds		8.30	8/15/2031	59,000	91,441
					57,767,772
Mongolia - .2%
Mongolia, Sr. Unscd. Notes		10.88	4/6/2021	5,681,000	6,135,480
Morocco - .4%
Morocco, Sr. Unscd. Notes		4.25	12/11/2022	11,464,000	12,098,292
Netherlands - .6%
Fiat Chrysler Automobiles, Sr. Unscd. Notes		4.50	4/15/2020	1,062,000	1,066,476
ING Groep, Jr. Sub. Bonds		6.75	4/16/2024	3,661,000	4,032,613
InterXion Holding, Gtd. Notes	EUR	4.75	6/15/2025	1,147,000	1,367,741
Telefonica Europe, Gtd. Bonds, Ser. NC5	EUR	3.00	9/4/2023	9,700,000	11,202,243
Ziggo, Sr. Scd. Bonds	EUR	2.88	1/15/2030	3,571,000	4,107,904
					21,776,977
New Zealand - 1.4%
New Zealand, Sr. Unscd. Bonds	NZD	2.54	9/20/2040	14,000,000	12,986,040

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 38.3% (continued)
New Zealand - 1.4% (continued)
New Zealand, Sr. Unscd. Bonds, Ser. 427	NZD	4.50	4/15/2027	30,404,000		24,087,521
New Zealand, Sr. Unscd. Bonds, Ser. 437	NZD	2.75	4/15/2037	14,508,000		10,874,137
					47,947,698
Norway - .3%
DNB Bank, Jr. Sub. Bonds		4.88	11/12/2024	9,274,000		9,482,609
Peru - .4%
Peruvian, Sr. Unscd. Notes	PEN	6.35	8/12/2028	43,472,000		15,116,019
Spain - .9%
Banco Bilbao Vizcaya Argentaria, Jr. Sub. Bonds	EUR	5.88	9/24/2023	6,000,000		7,371,221
Banco Bilbao Vizcaya Argentaria, Jr. Sub. Notes	EUR	6.00	3/29/2024	7,200,000		8,990,891
Banco Santander, Jr. Sub. Bonds	EUR	4.75	3/19/2025	7,800,000		9,072,090
Banco Santander, Jr. Sub. Bonds	EUR	5.25	9/29/2023	5,200,000		6,228,517
					31,662,719
United Kingdom - 1.7%
Anglian Water Services Financing, Sr. Scd. Notes, Ser. A8	GBP	3.67	7/30/2024	151,000	[c]	400,409
British Telecommunications, Sr. Unscd. Notes	GBP	3.50	4/25/2025	1,526,000	[c]	4,239,281
Dwr Cymru Financing, Scd. Notes	GBP	1.86	3/31/2048	200,305	[c]	492,061
High Speed Rail Finance 1, Sr. Scd. Notes	GBP	1.57	11/1/2038	316,800	[c]	584,604
Iron Mountain UK, Gtd. Notes	GBP	3.88	11/15/2025	8,530,000		11,523,486
Network Rail Infrastructure Finance, Govt. Gtd. Notes, Ser. RPI	GBP	1.75	11/22/2027	1,226,397	[c]	2,193,401
Scotland Gas Networks, Insured Notes, Ser. A2S	GBP	2.13	10/21/2022	300,000	[c]	647,916
TESCO, Sr. Unscd. Notes	GBP	3.32	11/5/2025	3,960,000	[c]	10,627,759
TESCO, Sr. Unscd. Notes	GBP	6.13	2/24/2022	74,000		107,523
Tesco Property Finance 3, Sr. Scd. Bonds	GBP	5.74	4/13/2040	3,259,788		5,783,484
Vodafone Group, Jr. Sub. Bonds	GBP	4.88	10/3/2078	1,808,000		2,601,166
Vodafone Group, Jr. Sub. Notes		7.00	4/4/2079	14,303,000		16,876,808
					56,077,898
United States - 19.0%
CCO Holdings, Sr. Unscd. Notes		5.50	5/1/2026	6,249,000	[b]	6,544,718
CEMEX Finance, Sr. Scd. Notes		6.00	4/1/2024	2,982,000	[d]	3,060,248
CenturyLink, Sr. Unscd. Notes, Ser. V		5.63	4/1/2020	79,000		79,390
CommScope, Sr. Scd. Notes		5.50	3/1/2024	4,157,000	[b]	4,279,985
Laureate Education, Gtd. Notes		8.25	5/1/2025	8,049,000	[b]	8,642,533
Refinitiv US Holdings, Sr. Unscd. Notes	EUR	6.88	11/15/2026	1,526,000		1,924,316

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 38.3% (continued)
United States - 19.0% (continued)
Reynolds Group Issuer, Sr. Scd. Notes	5.75	10/15/2020	4,605,200		4,621,548
Rockies Express Pipeline, Sr. Unscd. Notes	5.63	4/15/2020	3,244,000	[b]	3,265,782
Sprint, Gtd. Notes	7.13	6/15/2024	3,786,000		3,918,264
Sprint Capital, Gtd. Notes	8.75	3/15/2032	4,597,000		5,099,682
T-Mobile USA, Gtd. Notes	6.00	3/1/2023	8,151,000		8,316,995
T-Mobile USA, Gtd. Notes	6.00	4/15/2024	6,524,000		6,731,887
U.S. Treasury Notes	1.75	12/31/2026	141,133,800		144,174,241
U.S. Treasury Notes	2.25	3/31/2020	219,000,000	[d]	219,210,063
U.S. Treasury Notes	2.50	5/31/2020	77,935,200		78,148,304
U.S. Treasury Notes	2.75	9/30/2020	140,999,400		142,089,943
				640,107,899
Total Bonds and Notes (cost $1,261,730,043)			1,294,700,902
Description			Shares		Value ($)
Common Stocks - 33.8%
Australia - .3%
Newcrest Mining			485,599	[e]	9,776,257
Canada - 1.3%
Barrick Gold			909,654	[d]	16,846,792
Intact Financial			246,048		26,655,510
				43,502,302
China - .3%
Alibaba Group Holding, ADR			15,227	[e]	3,145,746
New Oriental Education & Technology Group, ADR			71,013	[e]	8,631,630
				11,777,376
Denmark - .8%
Orsted			233,717	[b]	25,478,540
France - 2.1%
Thales			202,899		22,370,777
Total			378,110		18,425,571
Vivendi			1,058,369	[e]	28,991,081
				69,787,429
Germany - 3.8%
Bayer			435,006	[e]	35,126,155
Deutsche Wohnen			720,786	[e]	30,551,604
LEG Immobilien			234,374	[e]	28,952,078
SAP			251,109	[e]	32,860,869
				127,490,706
Guernsey - .3%
Amedeo Air Four Plus			4,006,781		3,912,867

Description	Shares		Value ($)
Common Stocks - 33.8% (continued)
Guernsey - .3% (continued)
Hipgnosis Songs Fund, Cl. C	4,445,155	[e]	6,110,005
		10,022,872
Hong Kong - 2.2%
AIA Group	4,656,800	[e]	45,911,398
Link REIT	2,755,000		27,777,354
		73,688,752
India - .6%
Housing Development Finance	414,470	[e]	14,022,992
ITC, GDR	1,859,806	[e]	6,100,164
		20,123,156
Ireland - .8%
Accenture, Cl. A	137,210		28,156,864
Japan - .6%
Suzuki Motor	450,800		20,465,761
Netherlands - .6%
Royal Dutch Shell, Cl. B	718,914		18,928,990
South Korea - 1.2%
Macquarie Korea Infrastructure Fund	1,707,923		16,623,018
Samsung SDI	109,587		25,009,114
		41,632,132
Sweden - .5%
Swedbank, Cl. A	1,116,382		17,123,778
Switzerland - 2.3%
Alcon	324,610	[e]	19,176,993
Lonza Group	24,426		10,043,274
Novartis	216,634		20,492,376
Zurich Insurance Group	64,083	[e]	26,636,667
		76,349,310
Thailand - .4%
Bangkok Bank	1,470,878	[e]	6,774,408
Kasikornbank	1,847,212		8,244,716
		15,019,124
United Kingdom - 7.7%
Anglo American	813,949	[e]	21,327,107
Associated British Foods	505,438		17,582,698
BAE Systems	1,471,623	[e]	12,308,594
Diageo	482,928		19,107,741
Ferguson	318,960	[e]	28,588,439
Informa	1,727,577	[e]	17,739,123
Linde	129,773		26,360,790
M&G	2,714,159	[e]	8,587,290
Octopus Renewables Infrastructure Trust	11,367,934	[e]	16,212,265

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description				Shares		Value ($)
Common Stocks - 33.8% (continued)
United Kingdom - 7.7% (continued)
Persimmon				223,164	[e]	9,034,802
Prudential				1,842,489	[e]	32,791,884
RELX				805,445	[e]	21,321,973
Travis Perkins				333,424	[e]	6,862,575
Unilever				358,546		20,853,210
					258,678,491
United States - 8.0%
Abbott Laboratories				197,628		17,221,304
Cisco Systems				563,426		25,900,693
CMS Energy				390,103		26,725,957
Ecolab				73,029		14,321,717
Eversource Energy				399,604	[d]	36,939,394
General Electric				1,066,936		13,283,353
Lennar, Cl. A				149,158		9,898,125
Mastercard, Cl. A				56,128		17,733,080
Microsoft				250,034		42,563,288
Newmont				347,665		15,665,785
PepsiCo				166,223		23,606,990
The Goldman Sachs Group				116,733		27,753,271
					271,612,957
Total Common Stocks (cost $937,173,247)				1,139,614,797
Description /Number of Contracts/Counterparty	Exercise Price		Expiration Date	Notional Amount ($)		Value ($)
Options Purchased - .3%
Call Options - .1%
FTSE 100 Index, Contracts 1,562	GBP	7,700	3/20/2020	15,631,000		144,384
iShares MSCI Emerging Markets, Contracts 32,504		47.73	6/19/2020	1,551,416		747,592
Standard & Poor's 500 E-mini March Future, Contracts 908		3,200	3/20/2020	145,280,000		4,213,120
					5,105,096
Put Options - .2%
S&P 500 Index, Contracts 492		3,200	3/20/2020	157,440,000		3,372,660
S&P 500 Index, Contracts 868		2,900	3/20/2020	251,720,000		1,267,280
U.S Treasury Bond Future, Contracts 1,173		154.00	5/22/2020	3,300,000		549,845
					5,189,785
Total Options Purchased (cost $12,955,823)				10,294,881

Preferred Stocks - .8%
South Korea - .8%
Samsung Electronics (cost $22,283,050)		3.11		678,698		26,772,802

Exchange-Traded Funds - 7.3%
United States - 7.3%
iShares Gold Trust		9,565,077	[e,f]	145,102,218
iShares JP Morgan USD Emerging Markets Bond Fund ETF		174,758		20,268,433
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF		959,900	[d]	26,483,641
SPDR Gold Shares		368,393	[e,f]	55,012,127
Total Exchange-Traded Funds (cost $236,434,648)		246,866,419
Description	1-Day Yield (%)	Shares		Value ($)
Investment Companies - 6.2%
Closed-end Investment Companies - .3%
The Renewables Infrastructure Group		6,006,305		10,462,456
Closed-end Investment Companies - .3%
Foresight Solar Fund		5,462,137		8,401,562
Closed-end Investment Companies - 1.7%
Greencoat UK Wind		15,232,044		28,636,537
Riverstone Credit Opportunities Income		3,871,998	[e]	3,610,638
The Aquila European Renewables Income Fund		9,220,792	[g]	10,835,682
The Gresham House Energy Storage Fund		1,000,000		1,452,615
US Solar Fund		12,016,238	[d]	12,016,238
			56,551,710
Registered Investment Companies - 3.9%
Dreyfus Institutional Preferred Government Plus Money Market Fund	1.56	132,562,119	[h]	132,562,119
Total Investment Companies (cost $204,566,741)		207,977,847

Investment of Cash Collateral for Securities Loaned - .1%
Registered Investment Companies - .1%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $4,301,420)	1.56	4,301,420	[h]	4,301,420
Total Investments (cost $2,679,444,972)		86.8%	2,930,529,068
Cash and Receivables (Net)		13.2%	446,972,166
Net Assets		100.0%	3,377,501,234

ADR—American Depository Receipt

ETF—Exchange-Traded Fund

GDR—Global Depository Receipt

REIT—Real Estate Investment Trust

AUD—Australian Dollar

STATEMENT OF INVESTMENTS (Unaudited) (continued)

CAD—Canadian Dollar

COP—Colombian Peso

EUR—Euro

GBP—British Pound

HUF—Hungarian Forint

IDR—Indonesian Rupiah

INR—Indian Rupee

MXN—Mexican Peso

NZD—New Zealand Dollar

PEN—Peruvian Nuevo Sol

THB—Thai Baht

a Amount stated in U.S. Dollars unless otherwise noted above.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2020, these securities were valued at $121,911,083 or 3.61% of net assets.

c Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

d Security, or portion thereof, on loan. At January 31, 2020, the value of the fund’s securities on loan was $71,270,248 and the value of the collateral was $73,122,782, consisting of cash collateral of $4,301,420 and U.S. Government & Agency securities valued at $68,821,362.

e Non-income producing security.

f These securities are wholly-owned by the Subsidiary.

g Investment in non-controlled affiliates (cost $10,304,417).

h Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF FUTURES
BNY Mellon Global Real Return Fund

January 31, 2020 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Long
U.S. Treasury 10 Year Notes	3,394	3/20/2020	441,059,125	446,841,313	5,782,188
Futures Short
DJ Euro Stoxx 50	3,849	3/20/2020	157,245,853[a]	155,339,210	1,906,643
Standard & Poor's 500 E-mini	795	3/20/2020	128,151,236	128,154,000	(2,764)
Gross Unrealized Appreciation				7,688,831
Gross Unrealized Depreciation				(2,764)

a Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.

See notes to consolidated financial statements.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
BNY Mellon Global Real Return Fund

January 31, 2020 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation)($)
Barclays Capital
Euro	20,244,701	United States Dollar	22,595,438	4/16/2020	(37,135)
United States Dollar	4,059,737	Euro	3,661,108	4/16/2020	(19,769)
United States Dollar	4,199,519	British Pound	3,213,724	4/16/2020	(52,921)
CIBC World Markets Corp.
British Pound	4,952,790	United States Dollar	6,467,506	4/16/2020	86,087
United States Dollar	426,349	British Pound	326,662	4/16/2020	(5,894)
United States Dollar	15,951,089	Euro	14,430,029	4/16/2020	(128,030)
United States Dollar	6,039	British Pound	4,612	2/3/2020	(51)
United States Dollar	66,748,835	Hong Kong Dollar	522,511,121	2/13/2020	(511,367)
Australian Dollar	33,015,000	United States Dollar	22,677,581	3/18/2020	(557,927)
United States Dollar	880,389	Australian Dollar	1,264,213	3/18/2020	33,381
Citigroup
Japanese Yen	4,554,154,275	Euro	37,543,823	4/16/2020	374,057
United States Dollar	3,357,726	Canadian Dollar	4,377,778	2/13/2020	49,844
United States Dollar	6,110,247	Hong Kong Dollar	47,510,237	2/13/2020	(5,504)
United States Dollar	9,797,544	Australian Dollar	14,639,223	3/18/2020	(10,560)
United States Dollar	37,191,555	New Zealand Dollar	58,159,230	2/13/2020	(408,334)
Australian Dollar	14,283,475	United States Dollar	9,548,395	2/3/2020	13,391
United States Dollar	1,512,269	Swiss Franc	1,466,290	2/13/2020	(11,388)
J.P. Morgan Securities
United States Dollar	307,685	Swedish Krona	2,926,537	4/16/2020	2,594
United States Dollar	3,068,893	Australian Dollar	4,580,369	2/4/2020	2,611
United States Dollar	1,846,541	Danish Krone	12,375,318	3/18/2020	3,779

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation)($)
J.P. Morgan Securities (continued)
Australian Dollar	4,580,369	United States Dollar	3,071,353	3/18/2020	(2,560)
Euro	827,877	United States Dollar	916,961	4/16/2020	5,527
British Pound	1,128,664	United States Dollar	1,484,501	4/16/2020	8,962
United States Dollar	5,722,215	Swiss Franc	5,536,670	2/13/2020	(31,071)
Euro	119,882	United States Dollar	132,460	2/3/2020	519
RBS Securities
United States Dollar	15,185,384	Swedish Krona	142,397,826	4/16/2020	340,454
British Pound	28,487,670	United States Dollar	37,454,023	2/3/2020	166,876
British Pound	496,660	United States Dollar	652,895	2/4/2020	3,013
Euro	2,020,745	United States Dollar	2,239,255	4/16/2020	12,425
United States Dollar	105,337,443	Canadian Dollar	138,617,755	2/13/2020	596,809
United States Dollar	40,159,069	British Pound	30,493,802	4/16/2020	(190,710)
State Street Bank and Trust Company
Hong Kong Dollar	3,546,653	United States Dollar	452,953	2/13/2020	3,590
United States Dollar	1,328,091	Hong Kong Dollar	10,324,817	2/13/2020	(970)
United States Dollar	63,885,066	Swiss Franc	63,004,493	2/13/2020	(1,584,413)
Euro	1,750,000	United States Dollar	1,955,205	4/16/2020	(5,212)
United States Dollar	356,282,460	Euro	316,736,117	4/16/2020	3,349,145
British Pound	5,761,686	United States Dollar	7,533,286	4/16/2020	90,649
United States Dollar	264,085,128	British Pound	200,772,032	4/16/2020	(1,578,931)
United States Dollar	1,834,335	Danish Krone	12,206,577	3/18/2020	16,700
United States Dollar	72,770,800	Hungarian Forint	21,432,732,506	4/16/2020	2,103,676
United States Dollar	191,356	New Zealand Dollar	290,623	2/13/2020	3,468
Australian Dollar	1,945,538	United States Dollar	1,341,195	3/18/2020	(37,708)
United States Dollar	110,348,497	Australian Dollar	160,777,108	3/18/2020	2,629,763
Euro	32,414,153	British Pound	27,370,478	2/13/2020	(177,707)

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS (Unaudited) (continued)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation)($)
State Street Bank and Trust Company (continued)
British Pound	27,989,251	Euro	32,414,153	2/13/2020	995,077
South Korean Won	35,066,669,605	United States Dollar	29,973,050	2/13/2020	(544,985)
Canadian Dollar	641,198	United States Dollar	487,390	2/13/2020	(2,896)
UBS Securities
United States Dollar	5,608,708	New Zealand Dollar	8,506,265	2/13/2020	109,415
United States Dollar	30,346,302	South Korean Won	35,066,669,605	2/13/2020	918,237
Canadian Dollar	2,791,883	United States Dollar	2,124,077	2/13/2020	(14,509)
United States Dollar	1,722,999	Canadian Dollar	2,284,759	2/13/2020	(3,383)
British Pound	571,036	United States Dollar	743,999	4/16/2020	11,603
United States Dollar	2,256,109	British Pound	1,727,324	4/16/2020	(29,507)
Gross Unrealized Appreciation					11,931,652
Gross Unrealized Depreciation					(5,953,442)

See notes to consolidated financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Global Real Return Fund

January 31, 2020 (Unaudited)

The following is a summary of the inputs used as of January 31, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Corporate Bonds	-	271,641,270	-	271,641,270
Equity Securities – Common Stocks	407,645,426	731,969,371††	-	1,139,614,797
Equity Securities – Preferred Stocks	-	26,772,802††	-	26,772,802
Exchange –Traded Funds	246,866,419	-	-	246,866,419
Foreign Governmental	-	439,437,081	-	439,437,081
Investment Companies	212,279,267	-	-	212,279,267
U.S. Treasury Securities	-	583,622,551	-	583,622,551
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts†††	-	11,931,652	-	11,931,652
Futures †††	7,688,831	-	-	7,688,831
Options Purchased	10,294,881	-	-	10,294,881
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts†††	-	(5,953,442)	-	(5,953,442)
Futures †††	(2,764)	-	-	(2,764)

†  See Statement of Investments for additional detailed categorizations, if any.

††  Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

††† Amount shown represents unrealized appreciation (depreciation) at period end.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board Members (“Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid

NOTES

prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board.These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

NOTES

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at January 31, 2020 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

NOTES

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in the values of interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to market riskinterest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates. The maximum payout for those contracts is limited to the number of call option contracts written and the related strike prices, respectively.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates. The maximum payout for those contracts is limited to the number of put option contracts written and the related strike prices, respectively.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value

NOTES

of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At January 31, 2020, accumulated net unrealized appreciation on investments was $251,084,096, consisting of $276,209,705 gross unrealized appreciation and $25,125,609 gross unrealized depreciation.

At January 31, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.